Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Non-cash stock related charges	$ 870,000	$ 450,000
Loss On Settlement Of Liabilities With Related Parties	218,836
Loss On Settlement Of Dividend Payable	164,913
Selling, General and Administrative Expenses [Member]
Non-cash stock related charges	790,000	$ 450,000
Engineering And Research Expense [Member]
Non-cash stock related charges	$ 80,000